Note 11 - Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Impairment of Intangible Assets (Excluding Goodwill), Total	$ 0
Finite-Lived Intangible Assets Acquired	715,000
Assets Acquired That Do Not Constitute a Business [Member]
Finite-Lived Intangible Assets Acquired	$ 225